UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-04049

Deutsche DWS Income Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

One International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2020

ITEM 1.	REPORT TO STOCKHOLDERS

March 31, 2020

Semiannual Report

to Shareholders

DWS High Income Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

3	Letter to Shareholders
4	Performance Summary
8	Portfolio Management Team
9	Portfolio Summary
10	Investment Portfolio
25	Statement of Assets and Liabilities
27	Statement of Operations
28	Statements of Changes in Net Assets
29	Financial Highlights

36	Notes to Financial Statements
50	Information About Your Fund’s Expenses
52	Liquidity Risk Management
53	Advisory Agreement Board Considerations and Fee Evaluation
58	Account Management Resources
60	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS High Income Fund

Letter to Shareholders

Dear Shareholder:

While the economy isn’t expected to shrug off the impacts of the COVID-19 pandemic easily, DWS’s CIO Office is cautiously optimistic. Our CIO Office anticipates the recession in the United States (“U.S.”) to be shallower than in the Eurozone, followed by a more robust U.S. recovery primarily benefiting from the outsized U.S. fiscal stimulus. Our CIO office sees long-lasting disruptions of supply chains and consumer spending, potentially derailing the current outlook.

What is already becoming clear is the current assessment of the situation by financial markets. As of mid-May, U.S. markets have moved from panic mode back to relatively high valuations. However, sentiment can quickly change and March lows may be tested again in the coming months. With respect to the bond markets, we think that accommodative central bank action will continue or even accelerate, with the interest rates set to remain low for the foreseeable future.

What may come next? In the short term, we expect markets to remain volatile. While our strategists forecast peaking uncertainty on stock markets, sharp setbacks could happen at any time. Stocks have become even more appealing for the medium to long term time horizons, due to the very accommodative monetary policy of the leading central banks and growing fiscal deficits.

As the U.S. and global economies forge a path to recovery, close monitoring of developments to assess potential opportunities and risks is critical. We believe the unique structure of our CIO Office — which synthesizes the views of more than 900 DWS economists, analysts and investment professionals around the world — perfectly positions us to make strategic and tactical decisions. Those insights are updated frequently and are always available on the ‘Insights’ section of dws.com.

As always, we appreciate your trust and welcome the opportunity to help you navigate these unusual times. We believe our decades of experience in managing assets through multiple market cycles and events will add value in times such as these.

Best regards,

Hepsen Uzcan President, DWS Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

DWS High Income Fund	|	3

Performance Summary	March 31, 2020 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 3/31/20
Unadjusted for Sales Charge	–9.81%	–5.83%	2.38%	5.10%
Adjusted for the Maximum Sales Charge (max 4.50% load)	–13.87%	–10.07%	1.44%	4.61%
ICE BofAML US High Yield Index†	–10.87%	–7.46%	2.67%	5.49%

Class T	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 3/31/20
Unadjusted for Sales Charge	–9.79%	–5.62%	2.36%	5.04%
Adjusted for the Maximum Sales Charge (max 2.50% load)	–12.05%	–7.98%	1.84%	4.77%
ICE BofAML US High Yield Index†	–10.87%	–7.46%	2.67%	5.49%

Class C	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 3/31/20
Unadjusted for Sales Charge	–10.15%	–6.36%	1.63%	4.31%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–11.03%	–6.36%	1.63%	4.31%
ICE BofAML US High Yield Index†	–10.87%	–7.46%	2.67%	5.49%

Class R	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 3/31/20
No Sales Charges	–9.96%	–5.94%	2.06%	4.72%
ICE BofAML US High Yield Index†	–10.87%	–7.46%	2.67%	5.49%

Class R6	6-Month‡	1-Year	5-Year	Life of Class*

Average Annual Total Returns as of 3/31/20
No Sales Charges	–9.88%	–5.57%	2.60%	2.12%
ICE BofAML US High Yield Index†	–10.87%	–7.46%	2.67%	2.29%

4	|	DWS High Income Fund

Class S	6-Month‡	1-Year	5-Year	Life of Class**

Average Annual Total Returns as of 3/31/20
No Sales Charges	–9.70%	–5.44%	2.60%	4.09%
ICE BofAML US High Yield Index†	–10.87%	–7.46%	2.67%	4.36%

Institutional Class	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 3/31/20
No Sales Charges	–9.68%	–5.38%	2.67%	5.39%
ICE BofAML US High Yield Index†	–10.87%	–7.46%	2.67%	5.49%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2020 are 0.96%, 0.98%, 1.74%, 1.37%, 0.69%, 0.76% and 0.73% for Class A, Class T, Class C, Class R, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class R shares for the period prior to its inception on May 1, 2012 are derived from the historical performance of Class A shares of DWS High Income Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of Class R. Any difference in expenses will affect performance.

Returns shown for Class T shares for the period prior to its inception on June 5, 2017 are derived from the historical performance of Class A shares of DWS High Income Fund during such periods and have been adjusted to reflect the higher total annual operating expenses and applicable sales charges of Class T. Any difference in expenses will affect performance.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

DWS High Income Fund	|	5

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

*	Class R6 shares commenced operations on August 25, 2014.

**	Class S shares commenced operations on May 1, 2012.

†	ICE BofAML US High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market.

‡	Total returns shown for periods less than one year are not annualized.

6	|	DWS High Income Fund

	Class A	Class T	Class C	Class R	Class R6	Class S	Institutional Class

Net Asset Value
3/31/20	$4.18	$4.19	$4.19	$4.18	$4.18	$4.19	$4.19
9/30/19	$4.75	$4.76	$4.76	$4.75	$4.76	$4.76	$4.76

Distribution Information as of 3/31/20
Income Dividends, Six Months	$.11	$.11	$.09	$.10	$.12	$.12	$.12
March Income Dividend	$.0180	$.0179	$.0155	$.0169	$.0188	$.0186	$.0187
SEC 30-day Yield‡‡	5.97%	6.27%	5.43%	5.97%	6.57%	6.46%	6.49%
Current Annualized Distribution Rate‡‡	5.17%	5.13%	4.44%	4.85%	5.40%	5.33%	5.36%

‡‡

The SEC yield is net investment income per share earned over the month ended March 31, 2020, shown as the annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 5.79% and 6.41% for Class R and Class S shares, respectively, had certain expenses not been reduced. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on March 31, 2020. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 4.67% and 5.28% for Class R and Class S shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

DWS High Income Fund	|	7

Portfolio Management Team

Gary Russell, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2006.

–	Joined DWS in 1996. Served as the Head of the High Yield group in Europe and as an Emerging Markets Portfolio Manager.

–	Prior to that, he spent four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, he served as an officer in the US Army from 1988 to 1991.

–	Co-Head of US Credit – Head of US High Yield Bonds and Loans: New York.

–	BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

Thomas R. Bouchard, Director

Portfolio Manager of the Fund. Began managing the Fund in 2016.

–	Joined DWS in 2006. Prior to joining, he served as a High Yield Investment Analyst at Flagship Capital Management. He also served as an officer in the US Army from 1989 to 1997.

–	Portfolio Manager for High Yield Strategies: New York.

–	BS, University of Wisconsin – Madison; MBA in Finance, Boston College; MA in Strategic Studies from US Army War College.

Lonnie Fox, Director

Portfolio Manager of the Fund. Began managing the Fund in 2018.

–	Joined DWS in 2004. Prior to his current role, he worked as a high yield credit analyst. Prior to joining, he served as a business analyst at Deloitte Consulting.

–	Portfolio Manager for High Yield Strategies: New York.

–	BS, Cornell University; MBA in Finance and Strategy, New York University, Stern School of Business.

8	|	DWS High Income Fund

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	3/31/20	9/30/19
Corporate Bonds	94%	94%
Cash Equivalents	5%	6%
Loan Participations and Assignments	1%	0%
Government & Agency Obligations	0%	0%
Warrants	0%	0%
Common Stocks	0%	0%
Convertible Bonds	—	0%
	100%	100%

Asset allocation excludes derivatives.

Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	3/31/20	9/30/19
Communication Services	26%	26%
Materials	14%	13%
Consumer Discretionary	13%	15%
Health Care	11%	9%
Energy	10%	16%
Utilities	6%	5%
Industrials	6%	5%
Consumer Staples	4%	3%
Real Estate	4%	4%
Financials	3%	1%
Information Technology	3%	3%
	100%	100%

Sector diversification excludes derivatives.

Quality (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	3/31/20	9/30/19
BBB	5%	7%
BB	57%	63%
B	34%	28%
CCC	3%	2%
Not Rated	1%	0%
	100%	100%

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 10. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 58 for contact information.

DWS High Income Fund	|	9

Investment Portfolio	as of March 31, 2020 (Unaudited)

	Principal Amount ($)(a)	Value ($)
Corporate Bonds 93.2%
Communication Services 23.9%

Altice Financing SA, 144A, 5.0%, 1/15/2028	3,200,000	2,832,000

Altice France SA:

144A, 5.5%, 1/15/2028	2,400,000	2,247,120

144A, 7.375%, 5/1/2026	8,050,000	7,990,832

144A, 8.125%, 2/1/2027	2,926,000	3,050,355

Cablevision Systems Corp., 5.875%, 9/15/2022	4,700,000	4,747,000

CCO Holdings LLC:

144A, 4.5%, 8/15/2030	3,005,000	2,944,900

144A, 4.5%, 5/1/2032	520,000	507,104

144A, 4.75%, 3/1/2030	2,000,000	1,990,000

144A, 5.0%, 2/1/2028	2,205,000	2,210,513

144A, 5.125%, 5/1/2027	1,665,000	1,669,329

144A, 5.5%, 5/1/2026	6,245,000	6,338,675

144A, 5.875%, 5/1/2027	2,240,000	2,307,200

CenturyLink, Inc.:

144A, 5.125%, 12/15/2026	3,845,000	3,845,000

5.625%, 4/1/2025	780,000	783,892

Series W, 6.75%, 12/1/2023	705,000	749,274

Series Y, 7.5%, 4/1/2024	990,000	1,084,050

Clear Channel Worldwide Holdings, Inc.:

144A, 5.125%, 8/15/2027	4,545,000	4,300,706

144A, 9.25%, 2/15/2024	3,059,000	2,623,092

CommScope, Inc.:

144A, 5.5%, 3/1/2024	1,755,000	1,776,060

144A, 5.5%, 6/15/2024	1,500,000	1,385,250

144A, 8.25%, 3/1/2027	1,935,000	1,865,147

Connect Finco SARL, 144A, 6.75%, 10/1/2026	1,600,000	1,322,000

CSC Holdings LLC:

144A, 5.5%, 4/15/2027	5,380,000	5,567,762

144A, 5.75%, 1/15/2030	2,255,000	2,274,077

144A, 6.5%, 2/1/2029	2,845,000	3,068,304

144A, 7.5%, 4/1/2028	1,800,000	1,917,756

Diamond Sports Group LLC, 144A, 5.375%, 8/15/2026	3,940,000	3,201,329

DISH DBS Corp.:

5.875%, 11/15/2024	2,989,000	2,906,802

7.75%, 7/1/2026	1,470,000	1,510,425

Entercom Media Corp.:

144A, 6.5%, 5/1/2027	2,265,000	1,964,888

144A, 7.25%, 11/1/2024 (b)	1,150,000	960,250

The accompanying notes are an integral part of the financial statements.

10	|	DWS High Income Fund

	Principal Amount ($)(a)		Value ($)

Front Range BidCo, Inc.:

144A, 4.0%, 3/1/2027		1,855,000	1,773,844

144A, 6.125%, 3/1/2028		485,000	460,750

Frontier Communications Corp., 144A, 8.0%, 4/1/2027		1,735,000	1,711,196

Intelsat Jackson Holdings SA, 144A, 8.5%, 10/15/2024 (b)		1,787,000	1,125,274

LCPR Senior Secured Financing DAC, 144A, 6.75%, 10/15/2027		2,735,000	2,693,975

Level 3 Financing, Inc.:

144A, 4.625%, 9/15/2027		2,937,000	2,919,084

5.25%, 3/15/2026		3,070,000	3,068,081

Netflix, Inc.:

3.625%, 5/15/2027	EUR	1,000,000	1,092,973

REG S, 3.625%, 6/15/2030	EUR	1,050,000	1,129,093

4.375%, 11/15/2026		2,400,000	2,436,000

4.625%, 5/15/2029	EUR	2,530,000	2,846,477

4.875%, 4/15/2028		1,500,000	1,545,000

5.875%, 11/15/2028		1,035,000	1,105,898

Nexstar Broadcasting, Inc., 144A, 5.625%, 7/15/2027		815,000	796,663

Outfront Media Capital LLC:

144A, 4.625%, 3/15/2030		430,000	382,700

144A, 5.0%, 8/15/2027		1,900,000	1,748,000

Sable International Finance Ltd., 144A, 5.75%, 9/7/2027		1,285,000	1,156,500

Sirius XM Radio, Inc., 144A, 5.5%, 7/1/2029		3,215,000	3,279,300

Sprint Capital Corp., 6.875%, 11/15/2028		5,550,000	6,339,210

Sprint Corp.:

7.125%, 6/15/2024		2,320,000	2,546,548

7.625%, 3/1/2026		3,245,000	3,672,691

T-Mobile U.S.A., Inc., 4.75%, 2/1/2028		3,130,000	3,260,834

Telecom Italia Capital SA, 6.375%, 11/15/2033		2,170,000	2,202,550

Telefonica Europe BV, REG S, 5.875%, Perpetual (c)	EUR	1,200,000	1,353,633

Telesat Canada:

144A, 4.875%, 6/1/2027		1,580,000	1,508,584

144A, 6.5%, 10/15/2027		2,365,000	2,270,400

ViaSat, Inc.:

144A, 5.625%, 9/15/2025		1,955,000	1,827,730

144A, 5.625%, 4/15/2027		1,735,000	1,713,313

Virgin Media Secured Finance PLC:

144A, 5.5%, 8/15/2026		2,310,000	2,344,650

144A, 5.5%, 5/15/2029		4,855,000	4,837,522

Vodafone Group PLC, 7.0%, 4/4/2079		2,595,000	2,772,963

Ziggo Bond Co. BV, 144A, 3.375%, 2/28/2030	EUR	5,280,000	5,217,277

Ziggo BV, 144A, 4.875%, 1/15/2030 (b)		4,230,000	4,119,745

			159,199,550

The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	11

	Principal Amount ($)(a)		Value ($)
Consumer Discretionary 12.6%

Adient Global Holdings Ltd., REG S, 3.5%, 8/15/2024	EUR	760,000	544,832

Ahern Rentals, Inc., 144A, 7.375%, 5/15/2023		500,000	285,000

AMC Entertainment Holdings, Inc., 6.375%, 11/15/2024	GBP	238,000	94,598

American Axle & Manufacturing, Inc.:

6.25%, 4/1/2025 (b)		1,815,000	1,497,375

6.25%, 3/15/2026		1,125,000	866,250

American Builders & Contractors Supply Co., Inc., 144A, 4.0%, 1/15/2028		2,378,000	2,163,980

Beacon Roofing Supply, Inc., 144A, 4.5%, 11/15/2026 (b)		450,000	415,260

Beazer Homes U.S.A., Inc., 5.875%, 10/15/2027		3,615,000	2,729,325

Boyd Gaming Corp.:

144A, 4.75%, 12/1/2027		890,000	734,250

6.0%, 8/15/2026		2,325,000	1,999,500

Dana Financing Luxembourg Sarl:

144A, 5.75%, 4/15/2025		1,150,000	1,000,500

144A, 6.5%, 6/1/2026		2,090,000	1,839,200

Dana, Inc., 5.375%, 11/15/2027		805,000	652,050

Eldorado Resorts, Inc., 6.0%, 9/15/2026		2,468,000	2,227,370

Ford Motor Credit Co. LLC:

1.514%, 2/17/2023	EUR	1,500,000	1,373,606

3.021%, 3/6/2024	EUR	935,000	834,064

4.14%, 2/15/2023		1,605,000	1,487,514

HD Supply, Inc., 144A, 5.375%, 10/15/2026		1,315,000	1,278,338

Hertz Corp., 144A, 6.0%, 1/15/2028		1,580,000	829,500

Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030		2,021,000	1,717,850

IAA, Inc., 144A, 5.5%, 6/15/2027		1,110,000	1,073,925

Lennar Corp., 5.0%, 6/15/2027		305,000	279,075

Lithia Motors, Inc., 144A, 4.625%, 12/15/2027		1,950,000	1,755,195

M/I Homes, Inc., 144A, 4.95%, 2/1/2028		1,890,000	1,604,138

Mattel, Inc., 144A, 6.75%, 12/31/2025		4,600,000	4,677,740

Meritor, Inc., 6.25%, 2/15/2024		850,000	807,594

MGM Resorts International, 5.5%, 4/15/2027		944,000	859,040

NCL Corp., Ltd., 144A, 3.625%, 12/15/2024 (b)		2,870,000	1,830,486

Panther BF Aggregator 2 LP:

144A, 4.375%, 5/15/2026	EUR	1,500,000	1,373,110

REG S, 4.375%, 5/15/2026	EUR	2,800,000	2,563,138

144A, 6.25%, 5/15/2026		805,000	760,725

144A, 8.5%, 5/15/2027		750,000	654,300

Penn National Gaming, Inc., 144A, 5.625%, 1/15/2027		1,110,000	810,300

PetSmart, Inc.:

144A, 7.125%, 3/15/2023		4,710,000	4,386,187

144A, 8.875%, 6/1/2025 (b)		1,250,000	1,131,250

Prestige Brands, Inc., 144A, 5.125%, 1/15/2028		910,000	901,173

PulteGroup, Inc., 6.375%, 5/15/2033		1,500,000	1,516,050

The accompanying notes are an integral part of the financial statements.

12	|	DWS High Income Fund

	Principal Amount ($)(a)	Value ($)

Scientific Games International, Inc., 144A, 7.0%, 5/15/2028	2,390,000	1,469,850

Sonic Automotive, Inc., 6.125%, 3/15/2027	555,000	488,400

Spectrum Brands, Inc., 144A, 5.0%, 10/1/2029	425,000	361,250

Staples, Inc.:

144A, 7.5%, 4/15/2026	3,030,000	2,677,762

144A, 10.75%, 4/15/2027	2,300,000	1,764,790

Stars Group Holdings BV, 144A, 7.0%, 7/15/2026	1,500,000	1,410,300

Suburban Propane Partners LP, 5.75%, 3/1/2025	1,260,000	1,165,500

Taylor Morrison Communities, Inc., 144A, 5.75%, 1/15/2028	2,415,000	2,156,390

Tesla, Inc., 144A, 5.3%, 8/15/2025	3,850,000	3,609,375

Toll Brothers Finance Corp., 4.35%, 2/15/2028	998,000	908,180

TRI Pointe Group, Inc., 5.25%, 6/1/2027	825,000	734,003

United Rentals North America, Inc.:

4.0%, 7/15/2030	665,000	595,175

4.625%, 10/15/2025	4,800,000	4,608,000

5.25%, 1/15/2030	1,100,000	1,099,670

6.5%, 12/15/2026	3,680,000	3,735,200

Univar Solutions U.S.A., Inc., 144A, 5.125%, 12/1/2027	2,300,000	2,093,000

Viking Cruises Ltd., 144A, 5.875%, 9/15/2027	2,910,000	1,702,670

Wynn Las Vegas LLC, 144A, 5.5%, 3/1/2025	2,020,000	1,878,600

Yum! Brands, Inc., 144A, 7.75%, 4/1/2025 (d)	100,000	105,000

		84,116,903

Consumer Staples 4.2%

Albertsons Companies, Inc.:

144A, 4.625%, 1/15/2027	3,320,000	3,303,400

144A, 5.875%, 2/15/2028	870,000	885,486

Darling Ingredients, Inc., 144A, 5.25%, 4/15/2027	445,000	431,517

JBS Investments II GmbH, 144A, 5.75%, 1/15/2028	848,000	822,984

JBS U.S.A. LUX SA:

144A, 5.5%, 1/15/2030	835,000	862,138

144A, 5.75%, 6/15/2025	5,210,000	5,262,100

144A, 6.5%, 4/15/2029	1,672,000	1,793,554

144A, 6.75%, 2/15/2028	3,607,000	3,850,472

Kraft Heinz Foods Co.:

4.625%, 1/30/2029	970,000	970,536

144A, 4.875%, 2/15/2025	970,000	972,181

5.0%, 7/15/2035	1,140,000	1,136,804

Pilgrim’s Pride Corp.:

144A, 5.75%, 3/15/2025	700,000	705,250

144A, 5.875%, 9/30/2027	3,305,000	3,293,102

Post Holdings, Inc.:

144A, 5.0%, 8/15/2026	2,210,000	2,274,421

144A, 5.5%, 12/15/2029	1,515,000	1,571,509

		28,135,454

The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	13

	Principal Amount ($)(a)	Value ($)
Energy 9.2%

Antero Midstream Partners LP:

5.375%, 9/15/2024	1,385,000	962,160

144A, 5.75%, 3/1/2027	1,185,000	758,400

144A, 5.75%, 1/15/2028 (b)	1,285,000	822,400

Archrock Partners LP:

144A, 6.25%, 4/1/2028	2,310,000	1,593,900

144A, 6.875%, 4/1/2027	1,535,000	1,090,003

Ascent Resources Utica Holdings LLC, 144A, 10.0%, 4/1/2022	1,200,000	702,000

Buckeye Partners LP, 144A, 4.5%, 3/1/2028	1,090,000	893,800

Cheniere Energy Partners LP:

144A, 4.5%, 10/1/2029	4,590,000	3,993,300

5.625%, 10/1/2026	1,105,000	1,016,600

Chesapeake Energy Corp., 144A, 11.5%, 1/1/2025	1,106,000	188,020

Crestwood Midstream Partners LP, 144A, 5.625%, 5/1/2027	2,000,000	1,099,420

DCP Midstream Operating LP:

5.125%, 5/15/2029	1,100,000	692,945

5.375%, 7/15/2025	5,668,000	3,870,110

Endeavor Energy Resources LP:

144A, 5.5%, 1/30/2026	2,340,000	1,615,091

144A, 5.75%, 1/30/2028	540,000	367,200

EnLink Midstream Partners LP, 4.4%, 4/1/2024	4,000,000	2,018,800

Genesis Energy LP:

6.25%, 5/15/2026	1,735,000	1,214,500

6.5%, 10/1/2025	1,200,000	867,360

Hilcorp Energy I LP:

144A, 5.0%, 12/1/2024	3,355,000	1,543,300

144A, 5.75%, 10/1/2025	980,000	450,800

Matador Resources Co., 5.875%, 9/15/2026	1,881,000	551,133

MEG Energy Corp., 144A, 7.125%, 2/1/2027 (b)	1,340,000	662,121

Murphy Oil U.S.A., Inc.:

4.75%, 9/15/2029	1,605,000	1,504,687

5.625%, 5/1/2027	855,000	837,729

Nabors Industries, Inc., 5.75%, 2/1/2025	1,205,000	265,100

NuStar Logistics LP:

5.625%, 4/28/2027	1,518,000	1,167,038

6.0%, 6/1/2026	2,540,000	1,879,600

Oasis Petroleum, Inc., 6.875%, 3/15/2022 (b)	2,293,000	452,868

Parkland Fuel Corp., 144A, 5.875%, 7/15/2027	1,110,000	1,040,514

Parsley Energy LLC:

144A, 4.125%, 2/15/2028	730,000	496,400

144A, 5.25%, 8/15/2025	745,000	566,200

144A, 5.375%, 1/15/2025	2,790,000	2,155,219

The accompanying notes are an integral part of the financial statements.

14	|	DWS High Income Fund

	Principal Amount ($)(a)	Value ($)

PBF Holding Co. LLC, 144A, 6.0%, 2/15/2028 (b)	960,000	633,600

Range Resources Corp., 5.0%, 8/15/2022 (b)	2,260,000	1,694,322

Shelf Drilling Holdings Ltd., 144A, 8.25%, 2/15/2025	2,730,000	1,304,940

SM Energy Co., 6.625%, 1/15/2027 (b)	1,700,000	494,811

Southwestern Energy Co.:

6.2%, 1/23/2025	934,000	636,007

7.75%, 10/1/2027 (b)	425,000	279,438

Sunoco LP:

5.5%, 2/15/2026	1,945,000	1,682,970

5.875%, 3/15/2028	550,000	456,500

6.0%, 4/15/2027	738,000	634,680

Targa Resources Partners LP:

5.0%, 1/15/2028	4,240,000	3,417,716

5.375%, 2/1/2027	3,600,000	2,962,800

144A, 5.5%, 3/1/2030	1,365,000	1,054,326

TerraForm Power Operating LLC, 144A, 4.75%, 1/15/2030	1,895,000	1,838,150

Transocean Poseidon Ltd., 144A, 6.875%, 2/1/2027	2,280,000	1,846,800

USA Compression Partners LP:

6.875%, 4/1/2026	2,037,000	1,273,125

6.875%, 9/1/2027	1,450,000	899,000

WPX Energy, Inc.:

4.5%, 1/15/2030	1,830,000	993,690

5.25%, 9/15/2024	2,015,000	1,229,150

5.25%, 10/15/2027	1,495,000	822,250

		61,492,993

Financials 2.7%

AG Issuer LLC, 144A, 6.25%, 3/1/2028	1,305,000	1,096,200

Altice France Holding SA, 144A, 10.5%, 5/15/2027	2,790,000	2,943,450

AmWINS Group, Inc., 144A, 7.75%, 7/1/2026	990,000	970,200

Intesa Sanpaolo SpA, 144A, 5.71%, 1/15/2026	2,400,000	2,337,777

Lions Gate Capital Holdings LLC, 144A, 6.375%, 2/1/2024	1,320,000	1,161,600

LPL Holdings, Inc., 144A, 4.625%, 11/15/2027	380,000	347,555

Navient Corp.:

5.5%, 1/25/2023	2,909,000	2,734,460

6.5%, 6/15/2022	1,600,000	1,566,400

6.75%, 6/25/2025 (b)	1,635,000	1,504,200

Springleaf Finance Corp.:

5.375%, 11/15/2029	2,295,000	2,099,925

6.625%, 1/15/2028	505,000	477,225

Tempo Acquisition LLC, 144A, 6.75%, 6/1/2025	935,000	855,581

		18,094,573

The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	15

	Principal Amount ($)(a)		Value ($)
Health Care 9.8%

Avantor, Inc.:

144A, 6.0%, 10/1/2024		1,900,000	1,990,630

144A, 9.0%, 10/1/2025		1,700,000	1,789,590

Bausch Health Americas, Inc.:

144A, 8.5%, 1/31/2027		5,095,000	5,324,275

144A, 9.25%, 4/1/2026		1,280,000	1,352,704

Bausch Health Companies, Inc.:

144A, 5.0%, 1/30/2028		1,540,000	1,457,918

144A, 5.25%, 1/30/2030		1,150,000	1,087,394

144A, 5.75%, 8/15/2027		1,610,000	1,657,656

144A, 5.875%, 5/15/2023		113,000	112,435

144A, 6.125%, 4/15/2025		2,385,000	2,349,225

144A, 6.5%, 3/15/2022		3,590,000	3,625,900

144A, 7.0%, 3/15/2024		3,335,000	3,397,498

144A, 7.0%, 1/15/2028		575,000	590,180

144A, 7.25%, 5/30/2029		270,000	280,206

Catalent Pharma Solutions, Inc., 144A, 5.0%, 7/15/2027		1,885,000	1,828,450

Centene Corp.:

144A, 3.375%, 2/15/2030		2,041,000	1,898,130

144A, 4.25%, 12/15/2027		1,280,000	1,254,400

144A, 4.625%, 12/15/2029		2,905,000	2,919,525

144A, 5.375%, 6/1/2026		1,375,000	1,416,401

144A, 5.375%, 8/15/2026		1,860,000	1,897,200

Charles River Laboratories International, Inc., 144A, 4.25%, 5/1/2028		3,985,000	3,841,141

Community Health Systems, Inc.:

6.25%, 3/31/2023		3,969,000	3,768,069

144A, 8.125%, 6/30/2024 (b)		1,700,000	1,177,896

Encompass Health Corp.:

4.5%, 2/1/2028		620,000	607,600

4.75%, 2/1/2030		521,000	510,580

HCA, Inc.:

5.625%, 9/1/2028		770,000	805,959

5.875%, 2/1/2029		1,260,000	1,332,450

Hill-Rom Holdings, Inc., 144A, 4.375%, 9/15/2027		1,250,000	1,231,250

Ortho-Clinical Diagnostics, Inc., 144A, 7.25%, 2/1/2028		1,925,000	1,655,308

Select Medical Corp., 144A, 6.25%, 8/15/2026		3,910,000	3,910,000

Tenet Healthcare Corp.:

144A, 4.875%, 1/1/2026		2,770,000	2,638,425

144A, 5.125%, 11/1/2027		3,140,000	2,990,850

8.125%, 4/1/2022		600,000	571,500

Teva Pharmaceutical Finance Netherlands II BV, 4.5%, 3/1/2025	EUR	1,050,000	1,055,002

The accompanying notes are an integral part of the financial statements.

16	|	DWS High Income Fund

	Principal Amount ($)(a)	Value ($)

Teva Pharmaceutical Finance Netherlands III BV:

2.2%, 7/21/2021	657,000	627,553

144A, 7.125%, 1/31/2025	1,985,000	1,965,150

		64,918,450

Industrials 5.7%

Bombardier, Inc.:

144A, 5.75%, 3/15/2022	2,950,000	2,234,625

144A, 6.0%, 10/15/2022	2,063,000	1,547,250

144A, 7.875%, 4/15/2027	3,558,000	2,374,431

BWX Technologies, Inc., 144A, 5.375%, 7/15/2026	440,000	422,400

Cargo Aircraft Management, Inc., 144A, 4.75%, 2/1/2028	1,460,000	1,354,150

Clean Harbors, Inc., 144A, 5.125%, 7/15/2029	430,000	399,900

Colfax Corp.:

144A, 6.0%, 2/15/2024	340,000	328,100

144A, 6.375%, 2/15/2026	1,450,000	1,428,250

Energizer Holdings, Inc.:

144A, 5.5%, 6/15/2025	1,600,000	1,552,000

144A, 6.375%, 7/15/2026	1,695,000	1,711,950

144A, 7.75%, 1/15/2027	1,450,000	1,498,865

EnerSys, 144A, 4.375%, 12/15/2027	1,220,000	1,146,800

GFL Environmental, Inc., 144A, 5.125%, 12/15/2026	670,000	653,250

Itron, Inc., 144A, 5.0%, 1/15/2026	2,000,000	1,900,000

Korn Ferry, 144A, 4.625%, 12/15/2027	420,000	364,875

Masonite International Corp., 144A, 5.375%, 2/1/2028	1,061,000	1,042,751

Moog, Inc., 144A, 4.25%, 12/15/2027	2,260,000	2,039,650

Prime Security Services Borrower LLC:

144A, 5.75%, 4/15/2026	1,945,000	1,906,100

144A, 6.25%, 1/15/2028	2,030,000	1,750,875

Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028	2,290,000	2,067,412

Summit Materials LLC, 6.125%, 7/15/2023	2,480,000	2,455,200

Tennant Co., 5.625%, 5/1/2025	360,000	346,500

TransDigm, Inc.:

144A, 5.5%, 11/15/2027	2,400,000	2,154,000

144A, 6.25%, 3/15/2026	4,445,000	4,428,331

Triumph Group, Inc., 144A, 6.25%, 9/15/2024	914,000	814,658

		37,922,323

Information Technology 2.6%

Camelot Finance SA, 144A, 4.5%, 11/1/2026	820,000	795,400

Cardtronics, Inc., 144A, 5.5%, 5/1/2025	1,200,000	1,140,000

CDK Global, Inc., 144A, 5.25%, 5/15/2029	1,225,000	1,249,500

Change Healthcare Holdings LLC, 144A, 5.75%, 3/1/2025	2,735,000	2,516,200

Fair Isaac Corp., 144A, 5.25%, 5/15/2026	1,880,000	1,861,200

Go Daddy Operating Co. LLC, 144A, 5.25%, 12/1/2027	2,460,000	2,482,632

The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	17

	Principal Amount ($)(a)		Value ($)

IQVIA, Inc., 144A, 5.0%, 5/15/2027		1,055,000	1,078,738

MTS Systems Corp., 144A, 5.75%, 8/15/2027		498,000	461,895

Presidio Holdings, Inc.:

144A, 4.875%, 2/1/2027		310,000	277,450

144A, 8.25%, 2/1/2028		500,000	440,625

Refinitiv U.S. Holdings, Inc., 144A, 8.25%, 11/15/2026		1,295,000	1,366,225

Science Applications International Corp., 144A, 4.875%, 4/1/2028		480,000	460,800

SS&C Technologies, Inc., 144A, 5.5%, 9/30/2027		1,225,000	1,276,707

TTM Technologies, Inc., 144A, 5.625%, 10/1/2025		2,120,000	1,780,800

			17,188,172

Materials 13.3%

Arconic Corp., 144A, 6.125%, 2/15/2028		3,040,000	3,108,400

Ardagh Packaging Finance PLC:

144A, 5.25%, 8/15/2027		1,405,000	1,440,125

144A, 6.0%, 2/15/2025		2,558,000	2,565,162

Axalta Coating Systems LLC, 144A, 4.875%, 8/15/2024		2,615,000	2,510,400

Berry Global, Inc.:

144A, 4.875%, 7/15/2026		1,600,000	1,616,000

5.5%, 5/15/2022		3,820,000	3,762,860

144A, 5.625%, 7/15/2027		250,000	258,280

Cascades, Inc.:

144A, 5.125%, 1/15/2026		155,000	149,963

144A, 5.375%, 1/15/2028		250,000	238,750

CF Industries, Inc., 5.15%, 3/15/2034		1,590,000	1,614,247

Chemours Co.:

4.0%, 5/15/2026	EUR	1,500,000	1,086,577

5.375%, 5/15/2027		1,480,000	1,131,978

7.0%, 5/15/2025 (b)		365,000	303,863

Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		1,375,000	1,251,250

Constellium SE:

144A, 4.625%, 5/15/2021	EUR	1,666,666	1,670,286

144A, 5.75%, 5/15/2024		1,325,000	1,182,695

144A, 5.875%, 2/15/2026		3,936,000	3,424,320

144A, 6.625%, 3/1/2025		3,000,000	2,700,000

Crown Americas LLC, 4.75%, 2/1/2026		180,000	184,446

Element Solutions, Inc., 144A, 5.875%, 12/1/2025		1,360,000	1,332,800

First Quantum Minerals Ltd.:

144A, 6.5%, 3/1/2024		1,798,000	1,492,340

144A, 6.875%, 3/1/2026		2,960,000	2,375,400

144A, 7.25%, 4/1/2023		1,882,000	1,584,409

144A, 7.5%, 4/1/2025		2,066,000	1,719,305

The accompanying notes are an integral part of the financial statements.

18	|	DWS High Income Fund

	Principal Amount ($)(a)		Value ($)

Freeport-McMoRan, Inc.:

4.125%, 3/1/2028		3,780,000	3,298,050

4.25%, 3/1/2030		2,190,000	1,905,300

5.0%, 9/1/2027		1,475,000	1,369,464

Hudbay Minerals, Inc.:

144A, 7.25%, 1/15/2023		1,225,000	1,065,750

144A, 7.625%, 1/15/2025		3,125,000	2,718,750

Kaiser Aluminum Corp., 144A, 4.625%, 3/1/2028		1,170,000	1,038,375

Kronos International, Inc., REG S, 3.75%, 9/15/2025	EUR	1,000,000	920,921

LABL Escrow Issuer LLC, 144A, 6.75%, 7/15/2026		1,450,000	1,334,000

Mauser Packaging Solutions Holding Co.:

144A, 5.5%, 4/15/2024		4,345,000	3,997,400

144A, 7.25%, 4/15/2025		2,925,000	2,325,375

Mercer International, Inc.:

5.5%, 1/15/2026		425,000	322,936

7.375%, 1/15/2025		2,490,000	2,072,950

NOVA Chemicals Corp.:

144A, 4.875%, 6/1/2024		2,460,000	2,158,650

144A, 5.25%, 6/1/2027		1,685,000	1,419,612

Novelis Corp.:

144A, 4.75%, 1/30/2030		4,630,000	4,120,700

144A, 5.875%, 9/30/2026		2,625,000	2,576,083

OCI NV, 144A, 5.25%, 11/1/2024		1,105,000	950,300

Olin Corp., 5.625%, 8/1/2029		4,160,000	3,828,240

Reynolds Group Issuer, Inc.:

144A, 5.125%, 7/15/2023		3,925,000	3,885,750

144A, 7.0%, 7/15/2024		465,000	472,556

Starfruit Finco BV, 144A, 8.0%, 10/1/2026 (b)		1,500,000	1,423,725

Tronox Finance PLC, 144A, 5.75%, 10/1/2025		3,742,000	3,339,735

Tronox, Inc., 144A, 6.5%, 4/15/2026 (b)		2,746,000	2,471,400

United States Steel Corp., 6.25%, 3/15/2026 (b)		907,000	571,410

			88,291,288

Real Estate 3.4%

Iron Mountain, Inc.:

144A, (REIT), 4.875%, 9/15/2029		900,000	845,442

(REIT), 5.75%, 8/15/2024		4,735,000	4,711,325

(REIT), 6.0%, 8/15/2023		4,000,000	4,020,000

iStar, Inc.:

(REIT), 4.25%, 8/1/2025		1,445,000	1,188,368

(REIT), 4.75%, 10/1/2024		2,385,000	2,003,400

MGM Growth Properties Operating Partnership LP, (REIT), 5.75%, 2/1/2027		4,500,000	3,915,000

MPT Operating Partnership LP, (REIT), 4.625%, 8/1/2029		1,990,000	1,850,700

The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	19

	Principal Amount ($)(a)	Value ($)

Ryman Hospitality Properties, Inc., 144A, (REIT), 4.75%, 10/15/2027	70,000	52,500

SBA Communications Corp., (REIT), 4.0%, 10/1/2022	2,120,000	2,119,364

Uniti Group LP, 144A, (REIT), 7.875%, 2/15/2025	750,000	689,535

VICI Properties LP:

144A, (REIT), 3.5%, 2/15/2025	180,000	167,850

144A, (REIT), 3.75%, 2/15/2027	440,000	414,700

144A, (REIT), 4.125%, 8/15/2030	330,000	308,962

144A (REIT), 4.625%, 12/1/2029	225,000	205,286

		22,492,432

Utilities 5.8%

AES Corp., 4.875%, 5/15/2023	2,056,000	1,978,879

AmeriGas Partners LP:

5.5%, 5/20/2025	2,970,000	2,732,400

5.75%, 5/20/2027	1,445,000	1,344,031

Calpine Corp.:

144A, 4.5%, 2/15/2028	2,245,000	2,175,966

144A, 5.125%, 3/15/2028	2,340,000	2,152,800

144A, 5.25%, 6/1/2026	2,710,000	2,574,500

Clearway Energy Operating LLC, 144A, 4.75%, 3/15/2028	2,375,000	2,202,813

NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/2024	3,050,000	2,973,750

NRG Energy, Inc.:

144A, 5.25%, 6/15/2029	2,205,000	2,271,150

5.75%, 1/15/2028	3,000,000	3,060,000

7.25%, 5/15/2026	1,100,000	1,152,250

Talen Energy Supply LLC, 144A, 7.25%, 5/15/2027	2,695,000	2,435,471

Vistra Energy Corp., 5.875%, 6/1/2023	998,000	995,505

Vistra Operations Co. LLC:

144A, 4.3%, 7/15/2029	111,000	98,414

144A, 5.0%, 7/31/2027	5,050,000	5,125,750

144A, 5.5%, 9/1/2026	4,415,000	4,547,450

144A, 5.625%, 2/15/2027	855,000	881,719

		38,702,848
Total Corporate Bonds (Cost $689,308,688)		620,554,986

Government & Agency Obligations 0.2%
U.S. Treasury Obligations

U.S. Treasury Bills:

0.257%***, 2/25/2021	500,000	499,459

0.802%***, 2/25/2021	605,000	604,346

Total Government & Agency Obligations (Cost $1,099,379)		1,103,805

The accompanying notes are an integral part of the financial statements.

20	|	DWS High Income Fund

	Principal Amount ($)(a)	Value ($)
Loan Participations and Assignments 0.8%
Senior Loans **

Endo Luxembourg Finance Company I S.a r.l., Term Loan B, 1-month USD LIBOR + 4.250%, 5.25%, 4/29/2024	2,586,701	2,340,964

Flex Acquisition Co., Inc., First Lien Term Loan, 3-month USD LIBOR + 3.000%, 4.898%, 12/29/2023	1,205,000	1,108,600

Sprint Communications, Inc., First Lien Term Loan B, 1-month USD-LIBOR + 2.500%, 2/2/2024 (e)	1,500,000	1,494,375
Total Loan Participations and Assignments (Cost $5,035,979)		4,943,939

	Shares	Value ($)
Common Stocks 0.0%
Industrials
Quad Graphics, Inc. (Cost $0)	1,950	4,914

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (f) (Cost $1,482,531)	6,700	268,723

Securities Lending Collateral 2.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.33% (g) (h) (Cost $14,170,735)	14,170,735	14,170,735

Cash Equivalents 4.8%
DWS Central Cash Management Government Fund, 0.32% (g) (Cost $31,617,167)	31,617,167	31,617,167

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $742,714,479)	101.1	672,664,269
Other Assets and Liabilities, Net	(1.1)	(7,079,078)

Net Assets	100.0	665,585,191

The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	21

A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2020 are as follows:

Value ($) at 9/30/2019	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 3/31/2020	Value ($) at 3/31/2020
Securities Lending Collateral 2.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.33% (g) (h)
18,441,805	—	4,271,070 (i)	—	—	21,379	—	14,170,735	14,170,735
Cash Equivalents 4.8%
DWS Central Cash Management Government Fund, 0.32% (g)
45,918,847	226,307,763	240,609,443	—	—	229,409	—	31,617,167	31,617,167
64,360,652	226,307,763	244,880,513	—	—	250,788	—	45,787,902	45,787,902

*	Non-income producing security.

**

Variable or floating rate security. These securities are shown at their current rate as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.

***	Annualized yield at time of purchase; not a coupon rate.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.

(b)

All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at March 31, 2020 amounted to $13,581,509, which is 2.0% of net assets.

(c)	Perpetual, callable security with no stated maturity date.

(d)	When-issued or delayed delivery securities included.

(e)	The security represents unsettled loan commitments at March 31, 2020 where the rate will be determined at the time of settlement.

(f)	Investment was valued using significant unobservable inputs.

(g)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(h)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(i)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2020.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London Interbank Offered Rate

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

22	|	DWS High Income Fund

At March 31, 2020, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	1,161,239	USD	1,288,834	4/30/2020	6,524	BNP Paribas SA

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
GBP	134,500	USD	164,410	4/30/2020	(2,770)	State Street Bank and Trust
EUR	20,225,926	USD	22,295,292	4/30/2020	(39,376)	State Street Bank and Trust
Total unrealized depreciation					(42,146)

Currency Abbreviations
EUR Euro
GBP British Pound
USD United States Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	23

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (j)
Corporate Bonds	$—	$620,554,986	$—	$620,554,986
Government & Agency Obligations	—	1,103,805	—	1,103,805
Loan Participations and Assignments	—	4,943,939	—	4,943,939
Common Stocks	4,914	—	—	4,914
Warrants	—	—	268,723	268,723
Short-Term Investments (j)	45,787,902	—	—	45,787,902
Derivatives (k)
Forward Foreign Currency Contracts	—	6,524	—	6,524
Total	$45,792,816	$626,609,254	$268,723	$672,670,793

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (k)
Forward Foreign Currency Contracts	$—	$(42,146)	$—	$(42,146)
Total	$—	$(42,146)	$—	$(42,146)

(j)	See Investment Portfolio for additional detailed categorizations.

(k)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.

The accompanying notes are an integral part of the financial statements.

24	|	DWS High Income Fund

Statement of Assets and Liabilities

as of March 31, 2020 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $696,926,577) — including $13,581,509 of securities loaned	$626,876,367
Investment in DWS Government & Agency Securities Portfolio (cost $14,170,735)*	14,170,735
Investment in DWS Central Cash Management Government Fund (cost $31,617,167)	31,617,167
Cash	10,000
Foreign currency, at value (cost $19,606)	19,592
Receivable for investments sold	317,614
Receivable for Fund shares sold	7,256,950
Interest receivable	10,354,077
Unrealized appreciation on forward foreign currency contracts	6,524
Other assets	72,931
Total assets	690,701,957

Liabilities
Payable upon return of securities loaned	14,170,735
Payable for investments purchased	5,385,045
Payable for investments purchased — when-issued/delayed delivery securities	100,000
Payable for Fund shares redeemed	4,555,312
Unrealized depreciation on forward foreign currency contracts	42,146
Accrued management fee	261,486
Accrued Trustees’ fees	7,843
Other accrued expenses and payables	594,199
Total liabilities	25,116,766
Net assets, at value	$665,585,191

Net Assets Consist of
Distributable earnings (loss)	(122,492,924)
Paid-in capital	788,078,115
Net assets, at value	$665,585,191

*	Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	25

Statement of Assets and Liabilities as of March 31, 2020 (Unaudited) (continued)

Net Asset Value

Class A

Net Asset Value and redemption price per share ($539,355,775 ÷ 128,979,204 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$4.18

Maximum offering price per share (100 ÷ 95.50 of $4.18)	$4.38
Class T

Net Asset Value and redemption price per share ($10,083 ÷ 2,409 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$4.19

Maximum offering price per share (100 ÷ 97.50 of $4.19)	$4.30
Class C

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($16,178,370 ÷ 3,864,744 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$4.19
Class R

Net Asset Value, offering and redemption price per share ($1,539,340 ÷ 368,375 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$4.18
Class R6

Net Asset Value, offering and redemption price per share ($68,734 ÷ 16,428 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$4.18
Class S

Net Asset Value, offering and redemption price per share ($16,164,487 ÷ 3,860,572 outstanding shares of beneficial interest, unlimited number of shares authorized)	$4.19
Institutional Class

Net Asset Value, offering and redemption price per share ($92,268,402 ÷ 22,033,219 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$4.19

The accompanying notes are an integral part of the financial statements.

26	|	DWS High Income Fund

Statement of Operations

for the six months ended March 31, 2020 (Unaudited)

Investment Income
Income:

Dividends	$585
Interest	20,869,120
Income distributions — DWS Central Cash Management Government Fund	229,409
Securities lending income, net of borrower rebates	21,379
Total income	21,120,493
Expenses:

Management fee	1,779,864
Administration fee	385,486
Services to shareholders	436,291
Distribution and service fees	835,934
Custodian fee	14,268
Professional fees	64,479
Reports to shareholders	37,686
Registration fees	25,936
Trustees’ fees and expenses	13,555
Other	61,281
Total expenses before expense reductions	3,654,780
Expense reductions	(1,709)
Total expenses after expense reductions	3,653,071
Net investment income	17,467,422

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:

Investments	3,600,174
Forward foreign currency contracts	(335,438)
Foreign currency	408,315
3,673,051
Change in net unrealized appreciation (depreciation) on:

Investments	(92,705,685)
Forward foreign currency contracts	(103,578)
Foreign currency	1,641
(92,807,622)
Net gain (loss)	(89,134,571)
Net increase (decrease) in net assets resulting from operations	$(71,667,149)

The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	27

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019

Operations:

Net investment income	$17,467,422	$38,956,313
Net realized gain (loss)	3,673,051	(4,194,107)
Change in net unrealized appreciation (depreciation)	(92,807,622)	20,895,455
Net increase (decrease) in net assets resulting from operations	(71,667,149)	55,657,661
Distributions to shareholders:

Class A	(14,963,874)	(33,653,385)
Class T	(267)	(546)
Class C	(401,388)	(1,099,281)
Class R	(30,507)	(49,582)
Class R6	(2,728)	(4,232)
Class S	(511,785)	(1,233,337)
Institutional Class	(2,664,829)	(5,009,630)
Total distributions	(18,575,378)	(41,049,993)
Fund share transactions:

Proceeds from shares sold	72,771,527	89,625,243
Reinvestment of distributions	16,895,770	37,210,390
Payments for shares redeemed	(132,804,837)	(166,550,066)
Net increase (decrease) in net assets from Fund share transactions	(43,137,540)	(39,714,433)
Increase (decrease) in net assets	(133,380,067)	(25,106,765)
Net assets at beginning of period	798,965,258	824,072,023

Net assets at end of period	$665,585,191	$798,965,258

The accompanying notes are an integral part of the financial statements.

28	|	DWS High Income Fund

Financial Highlights

Six Months Ended 3/31/20			Years Ended September 30,
Class A	(Unaudited)		2019	2018	2017		2016		2015

Selected Per Share Data
Net asset value, beginning of period	$4.75		$4.67	$4.81	$4.70		$4.45		$4.91
Income (loss) from investment operations:

Net investment income[a]	.11		.23	.24	.24		.24		.25
Net realized and unrealized gain (loss)	(.57)		.09	(.13)	.13		.23		(.44)
Total from investment operations	(.46)		.32	.11	.37		.47		(.19)
Less distributions from:

Net investment income	(.11)		(.24)	(.25)	(.26)		(.22)		(.27)
Redemption fees	—		—	—	.00	***	.00	***	.00 ***
Net asset value, end of period	$4.18		$4.75	$4.67	$4.81		$4.70		$4.45
Total Return (%)[b]	(9.81	)**	7.10	2.31	7.81		11.02		(4.13)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	539		646	692	763		816		873
Ratio of expenses (%)	.96	*	.96	.95	.95		.94		.94
Ratio of net investment income (%)	4.52	*	4.90	5.06	5.01		5.27		5.11
Portfolio turnover rate (%)	41	**	77	64	77		71		45

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	29

	Six Months Ended 3/31/20		Years Ended September 30,		Period Ended
Class T	(Unaudited)		2019	2018	9/30/17[a]

Selected Per Share Data
Net asset value, beginning of period	$4.76		$4.67	$4.82	$4.80
Income (loss) from investment operations:

Net investment income[b]	.11		.23	.24	.07
Net realized and unrealized gain (loss)	(.57)		.10	(.15)	.04
Total from investment operations	(.46)		.33	.09	.11
Less distributions from:

Net investment income	(.11)		(.24)	(.24)	(.09)
Net asset value, end of period	$4.19		$4.76	$4.67	$4.82
Total Return (%)[c]	(9.79	)**	7.07	2.01	2.22	d**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	10		11	10	10
Ratio of expenses before expense reductions (%)	.97	*	.98	.97	1.09	*
Ratio of expenses after expense reductions (%)	.97	*	.98	.97	1.05	*
Ratio of net investment income (%)	4.52	*	4.87	5.04	4.75	*
Portfolio turnover rate (%)	41	**	77	64	77	[e]

[a]	For the period from June 5, 2017 (commencement of operations) to September 30, 2017.

[b]	Based on average shares outstanding during the period.

[c]	Total return does not reflect the effect of any sales charges.

[d]	Total return would have been lower had certain expenses not been reduced.

[e]	Represents the Fund’s portfolio turnover rate for the year ended September 30, 2017.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

30	|	DWS High Income Fund

	Six Months Ended 3/31/20		Years Ended September 30,
Class C	(Unaudited)		2019	2018	2017		2016		2015

Selected Per Share Data
Net asset value, beginning of period	$4.76		$4.67	$4.82	$4.70		$4.46		$4.91
Income (loss) from investment operations:

Net investment income[a]	.09		.19	.20	.20		.20		.21
Net realized and unrealized gain (loss)	(.57)		.10	(.14)	.14		.23		(.43)
Total from investment operations	(.48)		.29	.06	.34		.43		(.22)
Less distributions from:

Net investment income	(.09)		(.20)	(.21)	(.22)		(.19)		(.23)
Redemption fees	—		—	—	.00	***	.00	***	.00 ***
Net asset value, end of period	$4.19		$4.76	$4.67	$4.82		$4.70		$4.46
Total Return (%)[b]	(10.15	)**	6.26	1.31	7.20		9.90		(4.64)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	16		22	30	68		94		88
Ratio of expenses before expense reductions (%)	1.75	*	1.74	1.70	1.73		1.71		1.72
Ratio of expenses after expense reductions (%)	1.75	*	1.74	1.70	1.73		1.71		1.72
Ratio of net investment income (%)	3.72	*	4.13	4.30	4.24		4.51		4.33
Portfolio turnover rate (%)	41	**	77	64	77		71		45

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	31

	Six Months Ended 3/31/20		Years Ended September 30,
Class R	(Unaudited)		2019	2018	2017		2016		2015

Selected Per Share Data
Net asset value, beginning of period	$4.75		$4.66	$4.81	$4.69		$4.45		$4.90
Income (loss) from investment operations:

Net investment income[a]	.10		.21	.22	.22		.22		.23
Net realized and unrealized gain (loss)	(.57)		.10	(.14)	.14		.23		(.43)
Total from investment operations	(.47)		.31	.08	.36		.45		(.20)
Less distributions from:

Net investment income	(.10)		(.22)	(.23)	(.24)		(.21)		(.25)
Redemption fees	—		—	—	.00	***	.00	***	.00 ***
Net asset value, end of period	$4.18		$4.75	$4.66	$4.81		$4.69		$4.45
Total Return (%)[b]	(9.96	)**	6.73	1.73	7.65		10.39		(4.26)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1.5		1.5	0.9	1.1		0.9		0.7
Ratio of expenses before expense reductions (%)	1.35	*	1.37	1.40	1.40		1.32		1.38
Ratio of expenses after expense reductions (%)	1.27	*	1.29	1.30	1.30		1.30		1.30
Ratio of net investment income (%)	4.21	*	4.55	4.71	4.65		4.90		4.74
Portfolio turnover rate (%)	41	**	77	64	77		71		45

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

32	|	DWS High Income Fund

	Six Months Ended 3/31/20		Years Ended September 30,
Class R6	(Unaudited)		2019	2018	2017		2016		2015

Selected Per Share Data
Net asset value, beginning of period	$4.76		$4.67	$4.82	$4.70		$4.46		$4.91
Income (loss) from investment operations:

Net investment income[a]	.11		.24	.25	.25		.24		.25
Net realized and unrealized gain (loss)	(.57)		.10	(.14)	.14		.23		(.42)
Total from investment operations	(.46)		.34	.11	.39		.47		(.17)
Less distributions from:

Net investment income	(.12)		(.25)	(.26)	(.27)		(.23)		(.28)
Redemption fees	—		—	—	.00	***	.00	***	.00 ***
Net asset value, end of period	$4.18		$4.76	$4.67	$4.82		$4.70		$4.46
Total Return (%)	(9.88	)**	7.39	2.37	8.23		10.93	[b]	(3.67)[b]

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	69		101	46	44		10		9
Ratio of expenses before expense reductions (%)	.68	*	.69	.70	.69		.85		.85
Ratio of expenses after expense reductions (%)	.68	*	.69	.70	.69		.80		.80
Ratio of net investment income (%)	4.80	*	5.14	5.31	5.27		5.40		5.24
Portfolio turnover rate (%)	41	**	77	64	77		71		45

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	33

	Six Months Ended 3/31/20		Years Ended September 30,
Class S	(Unaudited)		2019	2018	2017		2016		2015

Selected Per Share Data
Net asset value, beginning of period	$4.76		$4.67	$4.82	$4.70		$4.46		$4.91
Income (loss) from investment operations:

Net investment income[a]	.11		.24	.25	.24		.24		.25
Net realized and unrealized gain (loss)	(.56)		.10	(.15)	.14		.23		(.42)
Total from investment operations	(.45)		.34	.10	.38		.47		(.17)
Less distributions from:
Net investment income	(.12)		(.25)	(.25)	(.26)		(.23)		(.28)
Redemption fees	—		—	—	.00	***	.00	***	.00 ***
Net asset value, end of period	$4.19		$4.76	$4.67	$4.82		$4.70		$4.46
Total Return (%)	(9.70	)b**	7.27	2.26	8.22	[b]	10.71		(3.73)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	16		25	22	42		27		30
Ratio of expenses before expense reductions (%)	.78	*	.76	.79	.80		.77		.77
Ratio of expenses after expense reductions (%)	.77	*	.76	.79	.80		.77		.77
Ratio of net investment income (%)	4.70	*	5.09	5.20	5.14		5.44		5.25
Portfolio turnover rate (%)	41	**	77	64	77		71		45

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

34	|	DWS High Income Fund

	Six Months Ended 3/31/20		Years Ended September 30,
Institutional Class	(Unaudited)		2019	2018	2017		2016		2015

Selected Per Share Data
Net asset value, beginning of period	$4.76		$4.67	$4.82	$4.70		$4.46		$4.91
Income (loss) from investment operations:

Net investment income[a]	.11		.24	.25	.25		.25		.26
Net realized and unrealized gain (loss)	(.56)		.10	(.14)	.14		.22		(.43)
Total from investment operations	(.45)		.34	.11	.39		.47		(.17)
Less distributions from:
Net investment income	(.12)		(.25)	(.26)	(.27)		(.23)		(.28)
Redemption fees	—		—	—	.00	***	.00	***	.00 ***
Net asset value, end of period	$4.19		$4.76	$4.67	$4.82		$4.70		$4.46
Total Return (%)	(9.68	)**	7.35	2.34	8.28		10.78		(3.68)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	92		104	80	82		71		72
Ratio of expenses (%)	.73	*	.73	.72	.71		.71		.70
Ratio of net investment income (%)	4.74	*	5.11	5.28	5.25		5.52		5.35
Portfolio turnover rate (%)	41	**	77	64	77		71		45

[a]	Based on average shares outstanding during the period.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	35

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS High Income Fund (the “Fund”) is a diversified series of Deutsche DWS Income Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class T shares are subject to an initial sales charge and are only available through certain financial intermediaries. Class T shares are closed to new purchases, except in connection with the reinvestment of dividends or other distributions. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 10 years, provided that the fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 10 years. Class R shares and Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

36	|	DWS High Income Fund

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Debt securities and senior loans are valued at prices supplied by independent pricing services approved by the Fund’s Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information

DWS High Income Fund	|	37

obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains/appreciation and loss/depreciation on investments.

Securities Lending. Deutsche Bank AG serves as security lending agent to the Fund. The lending agent lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended March 31, 2020, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration

38	|	DWS High Income Fund

fee (0.12% annualized effective rate as of March 31, 2020) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of March 31, 2020, the Fund had securities on loan, all of which were classified as corporate bonds in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund may be required to post securities and/or cash collateral in accordance with the terms of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

DWS High Income Fund	|	39

At September 30, 2019, the Fund had a net tax basis capital loss carryforward of approximately $55,978,000, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($4,490,000) and long-term losses ($51,488,000).

At March 31, 2020, the aggregate cost of investments for federal income tax purposes was $743,819,489. The net unrealized depreciation for all investments based on tax cost was $71,155,220. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $4,538,088 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $75,693,308.

The Fund has reviewed the tax positions for the open tax years as of September 30, 2019, and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to premium amortization on debt securities, forward currency contracts, certain securities sold at a loss and expired capital loss carryforwards. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is

40	|	DWS High Income Fund

unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Derivative Instruments

Forward Foreign Currency Contracts. A forward foreign currency contract (“forward currency contract”) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended March 31, 2020, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of March 31, 2020 is included in a table following the Fund’s Investment Portfolio. For the six months ended March 31, 2020, the investment in forward currency contracts short vs. US dollars had a total contract value generally indicative of a range from approximately $14,466,000 to $23,749,000.

The following tables summarize the value of the Fund’s derivative instruments held as of March 31, 2020 and the related location in the

DWS High Income Fund	|	41

accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivative	Forward Contracts
Foreign Exchange Contracts (a)	$6,524

The above derivative is located in the following Statement of Assets and Liabilities accounts:

(a)	Unrealized appreciation on forward foreign currency contracts

Liability Derivative	Forward Contracts
Foreign Exchange Contracts (b)	$(42,146)

The above derivative is located in the following Statement of Assets and Liabilities accounts:

(b)	Unrealized depreciation on forward foreign currency contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended March 31, 2020 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Forward Contracts
Foreign Exchange Contracts (c)	$(335,438)

The above derivative is located in the following Statement of Operations accounts:

(c)	Net realized gain (loss) from forward foreign currency contracts

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts
Foreign Exchange Contracts (d)	$(103,578)

The above derivative is located in the following Statement of Operations accounts:

(d)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts

As of March 31, 2020, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and

42	|	DWS High Income Fund

Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following tables:

Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Net Amount of Derivative Assets
BNP Paribas SA	$6,524	$—	$—	$6,524

Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged (e)	Net Amount of Derivative Liabilities
State Street Bank and Trust	$42,146	$—	$(42,146)	$—

(e)	The actual collateral received and/or pledged may be more than the amounts shown.

C. Purchases and Sales of Securities

During the six months ended March 31, 2020, purchases and sales of investment securities (excluding short-term investments and U.S. Treasury obligations) aggregated $298,380,493 and $341,658,278, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund paid a monthly management fee, computed and accrued daily and payable monthly, at the following annual rates:

First $250 million of the Fund’s average daily net assets	.48%
Next $750 million of such net assets	.45%
Next $1.5 billion of such net assets	.43%
Next $2.5 billion of such net assets	.41%
Next $2.5 billion of such net assets	.38%
Next $2.5 billion of such net assets	.36%
Next $2.5 billion of such net assets	.34%
Over $12.5 billion of such net assets	.32%

DWS High Income Fund	|	43

Accordingly, for the six months ended March 31, 2020, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.46% of the Fund’s average daily net assets.

For the period from October 1, 2019 through September 30, 2020 (through January 31, 2021 for Class R), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) as follows:

Class A	1.02%
Class T	1.02%
Class C	1.77%
Class R	1.27%
Class R6	.77%
Class S	.77%
Institutional Class	.77%

For the six months ended March 31, 2020, fees waived and/or expenses reimbursed for certain class are as follows:

Class R	$545
Class S	1,164
$1,709

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. Prior to March 1, 2020, for all services provided under the Administrative Services Agreement, the Fund paid the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. Effective March 1, 2020, for all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual Administration Fee of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2020, the Administration Fee was $385,486, of which $55,177 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing

44	|	DWS High Income Fund

fee it receives from the Fund. For the six months ended March 31, 2020, the amounts charged to the Fund by DSC were as follows:

Service Provider Fees	Total Aggregated	Unpaid at March 31, 2020
Class A	$105,996	$37,750
Class T	10	4
Class C	1,893	706
Class R	51	16
Class R6	27	7
Class S	2,928	983
Institutional Class	1,707	543
	$112,612	$40,009

In addition, for the six months ended March 31, 2020, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,” were as follows:

Sub-Recordkeeping	Total Aggregated
Class A	$192,747
Class C	10,689
Class R	1,461
Class S	13,122
Institutional Class	50,208
$268,227

Distribution and Service Fees. Under the Fund’s Class C and R 12b-1 Plans, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares. In accordance with the Fund’s Underwriting and Distribution Services agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C and Class R shares. For the six months ended March 31, 2020, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at March 31, 2020
Class C	$75,633	$10,775
Class R	1,720	265
	$77,353	$11,040

DWS High Income Fund	|	45

In addition, DDI provides information and administrative services for a fee (“Service Fee”) to Class A, T, C and R shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pay these fees based upon the assets of shareholder accounts the firms service. For the six months ended March 31, 2020, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at March 31, 2020	Annualized Rate
Class A	$731,674	$234,680	.23%
Class T	8	8	.15%
Class C	25,181	7,782	.25%
Class R	1,718	535	.25%
	$758,581	$243,005

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended March 31, 2020, aggregated $9,550.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended March 31, 2020, the CDSC for Class C shares aggregated $11. A deferred sales charge of up to 0.85% is assessed on certain redemptions of Class A shares.

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended March 31, 2020, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $9,765, all of which is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government

46	|	DWS High Income Fund

Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.

Security Lending Fees. Deutsche Bank AG serves as lending agent for the Fund. For the six months ended March 31, 2020, the Fund incurred lending agent fees to Deutsche Bank AG for the amount of $1,631.

E. Investing in High-Yield Debt Securities

High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. The Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in net asset value of the fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high yield debt securities could increase liquidity risk for the fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.

F. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR

DWS High Income Fund	|	47

exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at March 31, 2020.

G. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended March 31, 2020		Year Ended September 30, 2019
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	3,306,422	$15,598,490	5,783,097	$26,911,386
Class C	154,005	735,237	274,629	1,274,230
Class R	113,085	475,567	151,660	709,651
Class R6	1,974	9,353	10,936	49,851
Class S	854,836	4,001,023	2,682,711	12,340,887
Institutional Class	11,664,081	51,951,857	10,488,113	48,339,238
		$72,771,527		$89,625,243

Shares issued to shareholders in reinvestment of distributions
Class A	2,916,440	$13,364,763	6,479,334	$29,992,022
Class T	58	267	118	546
Class C	81,148	372,801	222,907	1,031,145
Class R	6,673	30,507	10,705	49,582
Class R6	596	2,728	908	4,232
Class S	100,153	460,578	242,624	1,125,891
Institutional Class	576,578	2,664,126	1,077,503	5,006,972
		$16,895,770		$37,210,390

Shares redeemed
Class A	(13,137,090)	$(60,705,465)	(24,558,614)	$(113,443,158)
Class C	(889,266)	(4,129,735)	(2,432,067)	(11,281,968)
Class R	(66,432)	(313,892)	(44,161)	(203,886)
Class R6	(7,308)	(30,190)	(406)	(1,880)
Class S	(2,392,660)	(11,135,206)	(2,287,455)	(10,601,587)
Institutional Class	(12,151,723)	(56,490,349)	(6,655,901)	(31,017,587)
		$(132,804,837)		$(166,550,066)

48	|	DWS High Income Fund

	Six Months Ended March 31, 2020		Year Ended September 30, 2019
	Shares	Dollars	Shares	Dollars

Net increase (decrease)
Class A	(6,914,228)	$(31,742,212)	(12,296,183)	$(56,539,750)
Class T	58	267	118	546
Class C	(654,113)	(3,021,697)	(1,934,531)	(8,976,593)
Class R	53,326	192,182	118,204	555,347
Class R6	(4,738)	(18,109)	11,438	52,203
Class S	(1,437,671)	(6,673,605)	637,880	2,865,191
Institutional Class	88,936	(1,874,366)	4,909,715	22,328,623
		$(43,137,540)		$(39,714,433)

H. Other

A novel strain of coronavirus (COVID-19) outbreak was declared a pandemic by the World Health Organization on March 11, 2020. The situation is evolving with various cities and countries around the world responding in different ways to address the outbreak. There are direct and indirect economic effects developing for various industries and individual companies throughout the world. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting. The recent pandemic spread of the novel coronavirus and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.

DWS High Income Fund	|	49

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for Class R and Class S shares; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2019 to March 31, 2020).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

50	|	DWS High Income Fund

Expenses and Value of a $1,000 Investment for the six months ended March 31, 2020 (Unaudited)

Actual Fund Return	Class A	Class T	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 10/1/19	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/20	$901.90	$902.10	$898.50	$900.40	$901.20	$903.00	$903.20
Expenses Paid per $1,000*	$4.56	$4.61	$8.31	$6.03	$3.23	$3.66	$3.47

Hypothetical 5% Fund Return	Class A	Class T	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 10/1/19	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/20	$1,020.20	$1,020.15	$1,016.25	$1,018.65	$1,021.60	$1,021.15	$1,021.35
Expenses Paid per $1,000*	$4.85	$4.90	$8.82	$6.41	$3.44	$3.89	$3.69

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class T	Class C	Class R	Class R6	Class S	Institutional Class
DWS High Income Fund	.96%	.97%	1.75%	1.27%	.68%	.77%	.73%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

DWS High Income Fund	|	51

Liquidity Risk Management

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee”) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.

In February 2020, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2018 through November 30, 2019 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported on a material change made to the Program in May 2019 to address Securities and Exchange Commission guidance relating to extended foreign market holidays.

52	|	DWS High Income Fund

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS High Income Fund’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2019.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to

DWS High Income Fund	|	53

invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2018, the Fund’s performance (Class A shares) was in the 2nd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2018.

54	|	DWS High Income Fund

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2018). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2018, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the

DWS High Income Fund	|	55

information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board

56	|	DWS High Income Fund

considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

DWS High Income Fund	|	57

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, T, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-PORT. The Fund’s Form N-PORT will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

58	|	DWS High Income Fund

Investment Management

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class T	Class C	Class S	Institutional Class
Nasdaq Symbol	KHYAX	KHYTX	KHYCX	KHYSX	KHYIX
CUSIP Number	25155T 668	25155T 312	25155T 643	25155T 106	25155T 635
Fund Number	008	1708	308	2308	513

For shareholders of Class R and Class R6
Automated Information Line	DWS/Ascensus Plan Access(800) 728-3337 24-hour access to your retirement plan account.
Web Site

dws.com

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Log in/register to manage retirement account assets at

https://www.mykplan.com/participantsecure_net/login.aspx.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

	Class R		Class R6
Nasdaq Symbol	KHYRX		KHYQX
CUSIP Number	25155T 205		25155T 460
Fund Number	1568		1600

DWS High Income Fund	|	59

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?

For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No

For our marketing purposes — to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We do not share

For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share

For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share

For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

60	|	DWS High Income Fund

Who we are

Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds

What we do

How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards, secured files, and secured buildings.

How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.

Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.

Rev. 12/2019

DWS High Income Fund	|	61

Notes

Notes

DHIF-3

(R-027141-9 5/20)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Fund, a series of Deutsche DWS Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	5/29/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	5/29/2020

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	5/29/2020